Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of sales percentage from significant customer

The Company depends on three customers for majority of its revenues. The Company’s sales to these three customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2018	2019	2020

Customer A and its affiliates	28.1%	29.5%	32.6%
Customer B and its affiliates	12.6%	8.9%	6.6%
Customer C	5.7%	5.6%	12.7%

Schedule of accounts receivable percentage from significant customers

The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,	December 31,
	2019	2020

Customer A and its affiliates	37.7%	36.3%
Customer B and its affiliates	7.9%	8.2%
Customer C	5.8%	13.6%